LEASES (Details 1) (USD $)	Jul. 31, 2012
2013	$ 1,729,116
2014	1,730,725
2015	1,731,609
2016	1,731,609
2017	1,731,609
After 2017	19,825,083
Total required*	$ 28,479,751	[1]

[1]	Minimum payments have not been reduced by minimum sublease rentals of $38,660,505 under operating leases due in the future under non-cancelable leases.